Commitments (Tables)	12 Months Ended
Mar. 31, 2014
Commitments
Capital expenditures
	March 31,
	2013	2014
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	260	665
Leasehold improvement in Hong Kong	-	73

	260	738